Label	Element	Value
Thomas White International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Thomas White International Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee deferral/expense reimbursement agreement for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund principally invests in equity securities (consisting of common stocks, preferred stocks and convertible securities) of companies located in the world’s developed countries outside of the United States. Under normal market conditions, the Advisor will select the stocks held by the Fund from companies located in at least 10 countries outside of the U.S., and the Fund will invest less than 10% of its assets in U.S. companies. In determining whether a company is located in or associated with a non‑U.S. country, the Advisor will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits.
The Fund’s principal equity investments will represent a diversified portfolio of common and preferred stocks issued primarily by large capitalization companies, but the Fund may invest across all market capitalizations. The Fund’s assets may also be invested without limit in stocks issued by companies from emerging market countries, which may subject the Fund to a greater risk of loss than investments in a developed market.
In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of “Depositary Receipts,” which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non‑Voting Depositary Receipts (“NVDRs”) or similar securities.
The Fund is designed to benefit from future growth in developed countries outside of the U.S., as well as emerging market countries. The Advisor produces monthly valuation research that covers approximately fifty countries and believes that the world offers excellent opportunities for growth and diversification.
The Advisor seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce a Fund portfolios with attractive relative valuation ratios, such as price‑to‑earnings and price‑to‑book. The Advisor may sell a security if, among other reasons, it no longer believes the security will contribute to meeting the investment objective of the Fund or other permissible investments are more attractive.
The Fund may lend portfolio securities to brokers, dealers or other financial institutions in an effort to increase the Fund’s returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the historical long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money. Past performance is not a prediction of future results.
Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained. Further, the investment techniques and risk analyses employed by the Advisor may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar investment objectives.
Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund an the operations of the issuers of the Fund’s portfolio securities. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. Further, geopolitical and other events, including war, terrorism, infectious disease, economic uncertainty, trade disputes and related geopolitical events have led, and in the future may lead, to increased short-term market volatility, which may disrupt securities markets and have adverse long-term effects on U.S. and world economies and markets.
Equity Securities Risk: In the short-term, the performance of equity securities may be volatile and unpredictable, and may produce greater negative returns than other asset classes. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.
Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries may affect the operations of foreign companies or the value of their stocks. Foreign securities that are issued and traded in foreign currencies are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. For instance, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency or other economic sanctions. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.
Emerging Markets and Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries are subject to the same risks as securities of foreign issuers in developed market countries, but such risks may be more pronounced. The risks are greater because their social, political, legal and economic systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.
China Investing Risk: The Fund may have significant investments in companies located in China. Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.
Depositary Receipts Risk: Depositary Receipts are receipts typically issued by a bank or trust company that evidence ownership of underlying foreign securities. As a result, investments in Depositary Receipts will involve many of the same risks described above of investments in foreign securities.
Securities Lending Risk: The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Small- and Mid‑Capitalization Securities Risk: The Fund’s investments in mid‑ and small‑cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large‑cap issuers, or to decline more significantly during market downturns than the market as a whole.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses and could cause the Fund to experience losses or fail to maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.
Liquidity Risk: In certain situations, it may be difficult or impossible to sell an investment and/or the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the Fund.
Value Investing Risk: Value investments are believed by the Advisor to be undervalued, but may not realize their perceived value for extended periods of time, may never realize their perceived value or may decline in price. In addition, this value investing approach may produce returns below those of equity funds with more aggressive investment strategies, given the Advisor’s efforts to limit risk. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table indicate the risks of investing in the Fund by showing the annual returns of the Fund as of December 31, 2021 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.
The Fund offers two different classes of shares in this Prospectus: Investor Class shares and Class I shares. Each class of shares has different characteristics and is subject to different fees and expenses. The bar chart represents the annual total returns of the Investor Class shares of the Fund. The returns for Class I shares will differ from the returns for Investor Class shares because of differences in expenses of each class. The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
The average annual total return table compares the Fund’s average annual returns for the 1‑, 5‑ and 10‑year periods to those of a broad-based securities market index. Class I shares commenced operations on August 31, 2012.
Information shown for Class I shares reflects the performance of Investor Class shares prior to August 31, 2012.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through a tax‑advantaged arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after‑tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
As with all mutual funds, past performance, before and after taxes, is not a prediction of future results. Updated information on the Funds investment performance can be obtained by visiting: https://thomaswhitefunds.com/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://thomaswhitefunds.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Annual Returns as of December 31 Thomas White International Fund Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	Worst Quarter

2nd Qtr 2020: 17.21%	1st Qtr 2020: -25.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returnsas of December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through a tax‑advantaged arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after‑tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Thomas White International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Business Management Fees	lamt_BusinessManagementFees	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Deferral/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	476
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	$ 1,900
2012	rr_AnnualReturn2012	19.34%
2013	rr_AnnualReturn2013	13.04%
2014	rr_AnnualReturn2014	(9.79%)
2015	rr_AnnualReturn2015	(2.95%)
2016	rr_AnnualReturn2016	(3.41%)
2017	rr_AnnualReturn2017	28.25%
2018	rr_AnnualReturn2018	(17.12%)
2019	rr_AnnualReturn2019	20.98%
2020	rr_AnnualReturn2020	10.83%
2021	rr_AnnualReturn2021	7.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.27%)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	8.87%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Thomas White International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Business Management Fees	lamt_BusinessManagementFees	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Deferral/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1]
Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	$ 1,685
1 Year	rr_AverageAnnualReturnYear01	7.56%
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Thomas White International Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Thomas White International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Thomas White International Fund | MSCI All Country World ex US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.28%	[2]

[1]	Thomas White International, Ltd. (“TWI” or the “Advisor”) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Investor Class and Class I shares exceed (as a percentage of average daily net assets) 1.24% and 0.99%, respectively. Operating expenses include, without limitation, any fees or expenses incurred during the ordinary course of the Fund’s business, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund’s business. The fee deferral/expense reimbursement agreement expires February 28, 2023. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may not be amended or terminated without the approval of the Fund’s Board of Trustees.
[2]	The Fund’s primary benchmark, the MSCI All Country World ex US Index, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.